22,263-8                        Exchange Act-Forms                1868   4-28-99

                                     FORM 13F-HR

                                                    ----------------------------
                                                           OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:        3235-0006
                                                    Expires:    October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 9/30/00

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                        [ ]  is a restatement.

                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  MeriTech Capital Associates, L.L.C.
________________________________________________________________________________
Address:  285 Hamilton Ave., Suite 200, Palo Alto, CA 94301

________________________________________________________________________________
Form 13F File Number:  28-05363_________________________________________________

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name: Paul Madera

Title: Managing Member

Phone:  650 475-2200

Signature, Place, and Date of Signing:

/s/ Paul Madera
[Signature]

Palo Alto, CA
[City, State]


November 13, 2000_______________________________________________________________
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                      0
                                             ------------

Form 13F Information Table Entry Total:                12
                                             ------------

Form 13F Information Table Value Total:        $1,462,792
                                             ------------
                                               (thousands)
List of Other Included Managers:

   None

                                            FORM 13F INFORMATION TABLE


                                                                                                                Voting Authority
                                                                                                                ----------------
                                                           Value       Shares/ Sh/  Put/Invstmt
      Name of Issuer           Title of class CUSIP        (x$1000)    PrnAmt  Prn Call Dscretn Managers      Sole    Shared   None
----------------------------   ---------------------     ---------   ---------  ------------------------   ------------------------
Advanced Radio Telecom Corp.    Preferred   00754U101      26,563     3,125,000  SH      Sole               3,125,000       0      0
Airspan Networks, Inc.          Common      00950H102      21,774     1,893,355  SH      Sole               1,893,355       0      0
Avici Systems, Inc.             Common      05367L109     177,339     1,864,272  SH      Sole               1,864,272       0      0
ClickSoftware Technologies      Common      M25082104       7,315     1,828,629  SH      Sole               1,828,629       0      0
Corvis Corporation              Common      221009103   1,059,015    17,347,536  SH      Sole              17,347,536       0      0
GetThere, Inc.                  Common      374266104      11,322       640,000  SH      Sole                 640,000       0      0
Lucent Technologies, Inc.       Common      549463107      37,435     1,240,073  SH      Sole               1,240,073       0      0
Metawave Communications Corp.   Common      591409107      87,205     4,761,899  SH      Sole               4,761,899       0      0
Nortel Networks                 Common      656568102         922        15,476  SH      Sole                  15,476       0      0
Quintus Corporation             Common      748798105       5,615       656,001  SH      Sole                 656,001       0      0
Quokka Sports, Inc.             Common      749077103       2,735       688,889  SH      Sole                 688,889       0      0
Triton Networks, Inc.           Common      896775103      25,554     1,946,963  SH      Sole               1,946,963       0      0
                                                TOTAL   1,462,792
